Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and principal activities
Schedule of principal subsidiaries, VIEs and subsidiaries of the VIEs

As of December 31, 2025, the Company’s principal subsidiaries, VIEs and subsidiaries of the VIEs are as follows:

			Percentage of
	Date of	Place of	direct ownership or
	incorporation/	incorporation/	indirect
	establishment	establishment	economic interest	Principal activities
Wholly-owned subsidiaries
YZT (HK) Limited	January 14, 2015	Hong Kong	100%	Investment holding
Xiaoying (Beijing) Information Technology Co., Ltd. (“Beijing WFOE”)	October 28, 2015	Beijing	100%	Technology development and service, sale of products
Shenzhen Xiaoying Puhui Technology Co., Ltd. (“Shenzhen Puhui”)	December 6, 2016	Shenzhen	100%	Technology development and service, sale of products
Shenzhen Xiaoying Information Technology Co., Ltd. (“Shenzhen Xiaoying IT”)	November 28, 2016	Shenzhen	100%	Technology development and service, sale of products
Tianjin Yuexin Financing Guarantee Co., Ltd. (“Tianjin Yuexin”)	May 20, 2022	Tianjin	100%	Guarantee services
Dingyue Digital and Information Technology (Shenzhen) Co., Ltd. (“Dingyue”)	November 5, 2021	Shenzhen	100%	Technology development service
VIEs
Shenzhen Xiaoying Technology Co., Ltd. (“Shenzhen Xiaoying”)	October 19, 2016	Shenzhen	100%	Technology development and service, sale of products
Beijing Ying Zhong Tong Rongxun Technology Service Co., Ltd. (“Beijing Ying Zhong Tong”)	March 27, 2015	Beijing	100%	Technology development and service, sale of products
Significant subsidiaries of the VIEs
Shenzhen Ying Zhong Tong Financial Information Service Co., Ltd. (“Shenzhen Ying Zhong Tong”)	March 7, 2014	Shenzhen	100%	Technology development and service, sale of products
Shenzhen Ying Ai Gou Trading Co., Ltd. (“Shenzhen Ying Ai Gou”)	October 25, 2018	Shenzhen	100%	E-commerce services
Shenzhen Quanbei Microcredit Co., Ltd. (“Quanbei Microcredit”)	May 31,2021	Shenzhen	100%	Microcredit services